SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Amortization Periods by Major Intangible Asset Classes (Detail)	12 Months Ended
Aug. 31, 2020
Trademarks and brand names
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years
Core curriculum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years
Customer relationship, backlog and student base | Minimum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	7 months 6 days
Customer relationship, backlog and student base | Maximum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	7 years
Non-compete agreements | Minimum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	4 years
Non-compete agreements | Maximum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	8 years
Software
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	5 years
License
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	3 years